Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Debt Securities Explanatory
22.1 Details of borrowings as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
General borrowings	￦	32,312,859	￦	40,859,845
Bonds sold under repurchase agreements and others		16,334,365		14,374,863
Call money		1,179,932		1,677,666

	￦	49,827,156	￦	56,912,374

Summary of Details of Borrowings
22.2 Details of general borrowings as of December 31, 2020 and 2021, are as follows:

		Lenders	Interest rate (%) as of December 31, 2021	December 31, 2020		December 31, 2021
				(In millions of Korean won)
Borrowings in Korean won	Borrowings from the Bank of Korea	The Bank of Korea	0.25	￦	6,463,267	￦	7,131,019
	Borrowings from the government	SEMAS and others	0.00 ~ 2.70		2,675,568		2,683,056
	Borrowings from banks	Shinhan Bank and others	1.70 ~ 5.30		137,952		171,482
	Borrowings from non-banking financial institutions	Korea Securities Finance Corporation and others	0.20 ~ 4.74		2,203,702		1,935,906
	Other borrowings	The Korea Development Bank and others	0.00 ~ 4.90		9,717,382		13,292,759

					21,197,871		25,214,222

Borrowings in foreign currencies	Due to banks	Hana Bank and others	—		292		2,143
	Borrowings from banks	Central Bank of Uzbekistan and others	0.00 ~ 13.50		9,839,110		13,396,379
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	0.60 ~ 1.36		23,827		24,867
	Other borrowings	Bank of New York Mellon and others	0.00 ~ 2.80		1,251,759		2,222,234

					11,114,988		15,645,623

				￦	32,312,859	￦	40,859,845

Schedule of Repurchase Agreements
22.3 Details of bonds sold under repurchase agreements and others as of December 31, 2020 and 2021, are as follows:

	Lenders	Interest rate (%) as of December 31, 2021	December 31, 2020		December 31, 2021
			(In millions of Korean won)
Bonds sold under repurchase agreements	Individuals, groups, and corporations	0.00~9.75	￦	16,329,799	￦	14,372,761
Bills sold	Counter sale	0.20~2.00		4,566		2,102

			￦	16,334,365	￦	14,374,863

Summary of Details of Call Money
22.4 Details of call money as of December 31, 2020 and 2021, are as follows:

	Lenders	Interest rate (%) as of December 31, 2021	December 31, 2020		December 31, 2021
			(In millions of Korean won)
Call money in Korean won	The Export-Import Bank of Korea and others	1.52	￦	510,000	￦	40,000
Call money in foreign currencies	Bank Mandiri and others	0.00~4.25		669,932		1,637,666

			￦	1,179,932	￦	1,677,666